Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of reconciliation of changes in short-term investments and non-current financial assets (Details) - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 17,260	€ 16,080
Short-term investments, acquisitions	0	2,935
Short-term investments, disposals	0	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	271	53
Short-term investments, variation of accrued interest	232	0
Short-term investments, foreign currency effect	(288)	1,333
Ending balance, current investments	17,475	20,401
Beginning balance, non-current financial assets	35,119	39,878
Non-current financial assets, acquisitions	0	0
Non-current financial assets, disposals	0	(2,935)
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	772	(2,308)
Non-current financial assets, variation of accrued interest	(102)	172
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	35,790	34,808
Beginning balance, total	52,379	55,958
Total, acquisitions	0	2,935
Total, disposals	0	(2,935)
Total, variation of fair value through the consolidated statement of income (loss)	1,043	(2,255)
Total variance of accrued interest	130	172
Total, foreign currency effect	(288)	1,333
Ending balance, total	€ 53,265	€ 55,209